UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:

         BlackRock Series, Inc., on behalf of all of its series.
         800 Scudder Mill Road
         Plainsboro, NJ 08536

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
         [ X ]

3. Investment Company Act File Number:811-08797

         Securities Act File Number:    333-85731

4(a). Last day of fiscal year for which this Form is filed: May 31, 2007

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i) Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):                               $256,268,266

      (ii) Aggregate price of securities redeemed
           or repurchased during the fiscal year:      $235,871,011

      (iii) Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                                $0

      (iv) Total available redemption credits [add
           Items 5(ii) and 5(iii)]:                           $-235,871,011

      (v) Net sales - if Item 5(i)is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                    $20,397,255

      (vi)  Redemption credits available for use in future
            years - if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:               $0

      (vii) Multiplier for determining registration fee (See
            Instruction C.9)                                         x 0.0000307

      (viii)Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                          =$626
                                                                           =====
6.       Prepaid Shares

          If the response to Item 5(i) was
          determined by deducting an amount of
          securities that were registered under the
          Securities Act of 1933 pursuant to rule
          24e-2 as in effect before October 11,
          1997, then report the amount of securities
          (number of shares or other units) deducted
          here:                                        0

          If there is a number of shares or other
          units that were registered pursuant to rule
          24e-2 remaining unsold at the end of the
          fiscal year for which this form is filed that
          are available for use by the issuer in
          future fiscal years, then state that number
          here:                                        0


7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$626

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                             N/A

               Method of Delivery:

                                           [X] Wire Transfer

                                           [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

                                            By*:  /s/ Donald Burke
                                                  ------------------------------
                                            Name:   Donald C. Burke
                                            Title:  Vice President and Treasurer

Date:  August 24, 2007

*Please print the name and title of the signing officer below the signature.